Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 24,545,290	$ 21,936,422
Restricted cash			27,642
Trade receivables, net		4,947,264	5,922,345
Other current assets		2,441,038	2,291,439
Withholding taxes receivable, net		902,845	393,960
Inventories		21,519	274,854
Other financial assets at amortized cost		77,100
Assets held for sale		1,150,324
Total current assets		34,085,380	30,846,662
Non-current assets:
Restricted cash		2,322,790	1,432,738
Property, plant and equipment		3,088,905	3,183,856
Right-of-use assets		4,523,309	2,268,022
Intangible assets, net		1,057,144	2,300,951
Goodwill			411,862
Withholding taxes receivable, net		2,325,281	1,967,826
Deferred tax assets, net		1,418,174	1,281,531
Other non-current assets		272,827	998,971
Total non-current assets		15,008,430	13,845,757
Total assets		49,093,810	44,692,419
Current liabilities:
Trade payables and other current liabilities		3,158,254	4,549,364
Borrowings			44,232
Lease liabilities	[1]	2,141,509	1,670,909
Liabilities directly associated with the assets held for sale		1,111,804
Total current liabilities		6,411,567	6,264,505
Non-current liabilities:
Lease liabilities	[1]	2,081,431	889,920
Provision for employee benefits		6,493,677	5,548,726
Total non-current liabilities		8,575,108	6,438,646
Total liabilities		14,986,675	12,703,151
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 24,353,539 shares at December 31, 2025; issued and outstanding 17,808,947 shares at December 31, 2024		2,922,460	2,137,108
Subscription receivable		(50,000)	(50,000)
Additional paid in capital		100,271,584	93,102,042
Legal reserve		223,500	223,500
Warrants reserve		251,036	251,036
Accumulated deficit		(70,862,025)	(64,204,840)
Accumulated other comprehensive income		1,397,005	590,981
Capital & reserves attributable to equity holders of the Company		34,153,560	32,049,827
Non-controlling interests		(46,425)	(60,559)
Total equity		34,107,135	31,989,268
Total liabilities and equity		$ 49,093,810	$ 44,692,419

[1]	Starting in 2025, the Company merged the balance sheet statement line item “Operating lease liabilities” and “Finance lease liabilities” to “Lease liabilities” for better presentation. Comparative information for 2024 has been reclassified to conform to the current year’s presentation.